ATA INC. ("Parent Company") - Condensed Balance Sheets (Details)	Mar. 31, 2017 USD ($)	Mar. 31, 2017 CNY (¥)	Mar. 31, 2016 USD ($)	Mar. 31, 2016 CNY (¥)	Mar. 31, 2015 CNY (¥)	Mar. 31, 2014 CNY (¥)
Condensed financial information
Prepaid expenses and other current assets	$ 1,065,757	¥ 7,335,824		¥ 8,268,380
Total assets	75,523,029	519,840,116		470,461,130
Accrued expenses and other current liabilities	12,982,166	89,358,847		57,739,627
Total liabilities	18,506,347	127,382,888		76,230,542
Common shares	513,411	3,533,912		3,530,704
Treasury shares	(4,029,677)	(27,737,073)		(27,737,073)
Additional paid in capital	58,494,803	402,631,430		395,876,282
Accumulated other comprehensive loss	(3,642,168)	(25,069,771)		(25,174,129)
Retained earnings	5,523,420	38,018,802		47,734,804
Total shareholders' equity attributable to ATA Inc.	56,859,789	391,377,300		394,230,588
Total liabilities and shareholders' equity	75,523,029	519,840,116		470,461,130
ATA INC.
Condensed financial information
Cash	73,379	505,082	$ 425,871	2,931,353	¥ 8,204,099	¥ 9,327,438
Prepaid expenses and other current assets	30,524	210,100		197,252
Investments in subsidiaries	56,982,868	392,224,481		392,077,013
Total assets	57,086,771	392,939,663		395,205,618
Accrued expenses and other current liabilities	226,982	1,562,363		975,030
Total liabilities	226,982	1,562,363		975,030
Common shares	513,411	3,533,912		3,530,704
Treasury shares	(4,029,677)	(27,737,073)		(27,737,073)
Additional paid in capital	58,494,803	402,631,430		395,876,282
Accumulated other comprehensive loss	(3,642,168)	(25,069,771)		(25,174,129)
Retained earnings	5,523,420	38,018,802		47,734,804
Total shareholders' equity attributable to ATA Inc.	56,859,789	391,377,300		394,230,588
Total liabilities and shareholders' equity	$ 57,086,771	¥ 392,939,663		¥ 395,205,618